Shareholders' Equity (Tables)	12 Months Ended
Dec. 31, 2025
Federal Home Loan Banks [Abstract]
Cash Dividends Declared Per Ordinary Share
The Company’s quarterly dividends are as follows:

	2023		2024		2025
	Dividends Per Share (US$)	Amount (in US$ thousand)	Dividends Per Share (US$)	Amount (in US$ thousand)	Dividends Per Share (US$)	Amount (in US$ thousand)
First quarter	$—	$—	$0.1250	$16,841	$0.1250	$16,988
Second quarter	—	—	0.1250	16,843	0.1250	16,779
Third quarter	—	—	0.1250	16,844	0.1250	16,781
Fourth quarter	0.1250	16,708	0.1250	16,846	0.1250	16,781

		$16,708		$67,374		$67,329